Quarterly Holdings Report
for
Fidelity Freedom® Index 2020 Fund
December 31, 2025
FRX-X20-NPRT3-0226
1.906839.116
Bond Funds - 54.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	40,117,864	394,759,784
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	59,333,496	449,747,900
Fidelity Series Bond Index Fund (a)	253,302,863	2,315,188,166
Fidelity Series International Developed Markets Bond Index Fund (a)	39,621,722	335,992,204
Fidelity Series Long-Term Treasury Bond Index Fund (a)	41,321,739	222,724,171
TOTAL BOND FUNDS (Cost $4,149,284,846)		3,718,412,225

Domestic Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	264,466	25,587,061
Fidelity Series Total Market Index Fund (a)	77,366,898	1,717,545,141
TOTAL DOMESTIC EQUITY FUNDS (Cost $778,735,092)		1,743,132,202

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $678,557,978)	62,885,865	1,150,811,327

Short-Term Funds - 2.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $186,578,059)	18,734,064	186,591,278

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,793,155,975)	6,798,947,032
NET OTHER ASSETS (LIABILITIES) - 0.0%	(428,534)
NET ASSETS - 100.0%	6,798,518,498

Legend

(a)	Affiliated fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	441,529	441,529	48	-	-	-	-	0.0%
Total	-	441,529	441,529	48	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	324,299,571	114,383,272	39,219,603	14,629,884	(74,296)	(4,629,160)	394,759,784	40,117,864
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	472,139,548	43,427,981	55,878,830	19,720,050	(8,656,770)	(1,284,029)	449,747,900	59,333,496
Fidelity Series Bond Index Fund	2,228,814,471	322,106,105	263,690,073	67,285,128	(6,344,429)	34,302,092	2,315,188,166	253,302,863
Fidelity Series Commodity Strategy Fund	-	25,744,352	482,088	241,688	649	324,148	25,587,061	264,466
Fidelity Series Global ex U.S. Index Fund	1,164,962,667	57,247,863	301,723,982	34,845,057	69,966,818	160,357,961	1,150,811,327	62,885,865
Fidelity Series International Developed Markets Bond Index Fund	333,746,775	45,111,721	37,870,260	13,197,541	(1,012,667)	(3,983,365)	335,992,204	39,621,722
Fidelity Series Long-Term Treasury Bond Index Fund	243,645,866	29,547,362	45,432,129	6,943,165	(12,665,689)	7,628,761	222,724,171	41,321,739
Fidelity Series Total Market Index Fund	1,759,949,391	82,258,319	470,885,748	21,110,028	149,162,008	197,061,171	1,717,545,141	77,366,898
Fidelity Series Treasury Bill Index Fund	175,812,155	35,504,463	24,930,753	5,788,033	(49,288)	254,701	186,591,278	18,734,064
	6,703,370,444	755,331,438	1,240,113,466	183,760,574	190,326,336	390,032,280	6,798,947,032

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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